Investment Securities, Contractual Maturities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 253,766	$ 248,622
Weighted average yield contractual maturities, Total, available-for-sale	3.60%	3.69%
Due within 1 year, Contractual maturities, available-for-sale	4,647	12,084
Percentage of weighted average yield, Due within 1 year, available-for-sale	2.03%	1.99%
Due in 1-5 years, Contractual maturities, available-for-sale	39,775	20,384
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.20%	2.75%
Due in 5-10 years, Contractual maturities, available-for-sale	22,310	25,293
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.12%	3.14%
Due in 10 years or more, Contractual maturities, available-for-sale	187,034	190,861
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.99%	3.97%
Held-to-maturity securities:
Amortized Cost	55,483	12,346
Weighted average yield contractual maturities, Total, held-to-maturity	2.37%	2.92%
Due within 1 year, Contractual maturities, held-to-maturity	192	195
Percentage of weighted average yield, Due within 1 year, held-to-maturity	1.61%	1.72%
Due in 1-5 years, Contractual maturities, held-to-maturity	4,214	4,468
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity	1.72%	1.87%
Due in 5-10 years, Contractual maturities, held-to-maturity	42,244	1,379
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity	2.10%	1.98%
Due in 10 years or more, Contractual maturities, held-to-maturity	8,833	6,304
Percentage of weighted average yield, Due after 10 years, held-to-maturity	3.96%	3.90%
Held-to-maturity securities, at fair value:
Held-to-maturity, at fair value	56,359	12,247
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	193	195
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	4,239	4,468
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	42,915	1,379
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	9,012	6,205
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	25,804	6,280
Weighted average yield contractual maturities, Total, available-for-sale	1.49%	1.66%
Due within 1 year, Contractual maturities, available-for-sale	181	86
Percentage of weighted average yield, Due within 1 year, available-for-sale	1.47%	0.54%
Due in 1-5 years, Contractual maturities, available-for-sale	22,348	701
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	1.44%	1.45%
Due in 5-10 years, Contractual maturities, available-for-sale	3,275	5,493
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	1.83%	1.71%
Due in 10 years or more, Contractual maturities, available-for-sale	0	0
Percentage of weighted average yield, Due after 10 years, available-for-sale	0.00%	0.00%
Held-to-maturity securities:
Amortized Cost	40,886
Weighted average yield contractual maturities, Total, held-to-maturity	2.12%
Due within 1 year, Contractual maturities, held-to-maturity	0
Percentage of weighted average yield, Due within 1 year, held-to-maturity	0.00%
Due in 1-5 years, Contractual maturities, held-to-maturity	0
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity	0.00%
Due in 5-10 years, Contractual maturities, held-to-maturity	40,886
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity	2.12%
Due in 10 years or more, Contractual maturities, held-to-maturity	0
Percentage of weighted average yield, Due after 10 years, held-to-maturity	0.00%
Held-to-maturity securities, at fair value:
Held-to-maturity, at fair value	41,548
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	0
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	41,548
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	0
U.S. states and political subdivisions [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	44,944	42,536
Weighted average yield contractual maturities, Total, available-for-sale	5.66%	5.30%
Due within 1 year, Contractual maturities, available-for-sale	3,568	4,915
Percentage of weighted average yield, Due within 1 year, available-for-sale	1.71%	1.84%
Due in 1-5 years, Contractual maturities, available-for-sale	7,050	7,901
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.19%	2.19%
Due in 5-10 years, Contractual maturities, available-for-sale	3,235	3,151
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	5.13%	5.19%
Due in 10 years or more, Contractual maturities, available-for-sale	31,091	26,569
Percentage of weighted average yield, Due after 10 years, available-for-sale	6.96%	6.89%
Held-to-maturity securities:
Amortized Cost	1,962
Weighted average yield contractual maturities, Total, held-to-maturity	5.60%
Due within 1 year, Contractual maturities, held-to-maturity	0
Percentage of weighted average yield, Due within 1 year, held-to-maturity	0.00%
Due in 1-5 years, Contractual maturities, held-to-maturity	0
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity	0.00%
Due in 5-10 years, Contractual maturities, held-to-maturity	9
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity	6.60%
Due in 10 years or more, Contractual maturities, held-to-maturity	1,953
Percentage of weighted average yield, Due after 10 years, held-to-maturity	5.59%
Held-to-maturity securities, at fair value:
Held-to-maturity, at fair value	1,989
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	0
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	9
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	1,980
Total mortgage-backed securities [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	136,352	148,791
Weighted average yield contractual maturities, Total, available-for-sale	3.59%	3.65%
Due within 1 year, Contractual maturities, available-for-sale	1	1
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.28%	7.14%
Due in 1-5 years, Contractual maturities, available-for-sale	347	450
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.88%	2.78%
Due in 5-10 years, Contractual maturities, available-for-sale	1,099	1,128
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.54%	3.52%
Due in 10 years or more, Contractual maturities, available-for-sale	134,905	147,212
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.59%	3.66%
Federal agencies [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	110,089	117,591
Weighted average yield contractual maturities, Total, available-for-sale	3.27%	3.33%
Due within 1 year, Contractual maturities, available-for-sale	0	1
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	7.14%
Due in 1-5 years, Contractual maturities, available-for-sale	276	398
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.86%	2.71%
Due in 5-10 years, Contractual maturities, available-for-sale	1,011	956
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.38%	3.46%
Due in 10 years or more, Contractual maturities, available-for-sale	108,802	116,236
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.27%	3.33%
Held-to-maturity securities:
Amortized Cost	5,476	6,304
Weighted average yield contractual maturities, Total, held-to-maturity	3.89%	3.90%
Due within 1 year, Contractual maturities, held-to-maturity	0	0
Percentage of weighted average yield, Due within 1 year, held-to-maturity	0.00%	0.00%
Due in 1-5 years, Contractual maturities, held-to-maturity	0	0
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity	0.00%	0.00%
Due in 5-10 years, Contractual maturities, held-to-maturity	0	0
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity	0.00%	0.00%
Due in 10 years or more, Contractual maturities, held-to-maturity	5,476	6,304
Percentage of weighted average yield, Due after 10 years, held-to-maturity	3.89%	3.90%
Held-to-maturity securities, at fair value:
Held-to-maturity, at fair value	5,641	6,205
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	5,641	6,205
Residential [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	9,269	12,453
Weighted average yield contractual maturities, Total, available-for-sale	4.50%	4.31%
Due within 1 year, Contractual maturities, available-for-sale	0	0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	9	0
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	4.81%	0.00%
Due in 5-10 years, Contractual maturities, available-for-sale	83	113
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	5.63%	5.43%
Due in 10 years or more, Contractual maturities, available-for-sale	9,177	12,340
Percentage of weighted average yield, Due after 10 years, available-for-sale	4.49%	4.30%
Commercial [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	16,994	18,747
Weighted average yield contractual maturities, Total, available-for-sale	5.16%	5.24%
Due within 1 year, Contractual maturities, available-for-sale	1	0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.28%	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	62	52
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.71%	3.33%
Due in 5-10 years, Contractual maturities, available-for-sale	5	59
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	1.30%	0.96%
Due in 10 years or more, Contractual maturities, available-for-sale	16,926	18,636
Percentage of weighted average yield, Due after 10 years, available-for-sale	5.17%	5.26%
Corporate debt securities [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	14,786	21,227
Weighted average yield contractual maturities, Total, available-for-sale	4.90%	4.18%
Due within 1 year, Contractual maturities, available-for-sale	600	6,136
Percentage of weighted average yield, Due within 1 year, available-for-sale	4.32%	2.06%
Due in 1-5 years, Contractual maturities, available-for-sale	7,634	7,255
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	4.54%	4.22%
Due in 5-10 years, Contractual maturities, available-for-sale	5,209	6,528
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	5.30%	5.80%
Due in 10 years or more, Contractual maturities, available-for-sale	1,343	1,308
Percentage of weighted average yield, Due after 10 years, available-for-sale	5.70%	5.77%
Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	25,361	20,159
Weighted average yield contractual maturities, Total, available-for-sale	1.83%	1.59%
Due within 1 year, Contractual maturities, available-for-sale	23	40
Percentage of weighted average yield, Due within 1 year, available-for-sale	1.95%	0.25%
Due in 1-5 years, Contractual maturities, available-for-sale	944	1,100
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	0.71%	0.63%
Due in 5-10 years, Contractual maturities, available-for-sale	8,472	7,750
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	1.67%	1.29%
Due in 10 years or more, Contractual maturities, available-for-sale	15,922	11,269
Percentage of weighted average yield, Due after 10 years, available-for-sale	1.99%	1.89%
Held-to-maturity securities:
Amortized Cost	1,404
Weighted average yield contractual maturities, Total, held-to-maturity	1.96%
Due within 1 year, Contractual maturities, held-to-maturity	0
Percentage of weighted average yield, Due within 1 year, held-to-maturity	0.00%
Due in 1-5 years, Contractual maturities, held-to-maturity	0
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity	0.00%
Due in 5-10 years, Contractual maturities, held-to-maturity	0
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity	0.00%
Due in 10 years or more, Contractual maturities, held-to-maturity	1,404
Percentage of weighted average yield, Due after 10 years, held-to-maturity	1.96%
Held-to-maturity securities, at fair value:
Held-to-maturity, at fair value	1,391
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	0
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	0
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	1,391
Other [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	6,519	9,629
Weighted average yield contractual maturities, Total, available-for-sale	1.79%	1.80%
Due within 1 year, Contractual maturities, available-for-sale	274	906
Percentage of weighted average yield, Due within 1 year, available-for-sale	1.55%	2.53%
Due in 1-5 years, Contractual maturities, available-for-sale	1,452	2,977
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.56%	1.74%
Due in 5-10 years, Contractual maturities, available-for-sale	1,020	1,243
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	1.32%	1.64%
Due in 10 years or more, Contractual maturities, available-for-sale	3,773	4,503
Percentage of weighted average yield, Due after 10 years, available-for-sale	1.64%	1.73%
Held-to-maturity securities:
Amortized Cost	5,755	6,042
Weighted average yield contractual maturities, Total, held-to-maturity	1.64%	1.89%
Due within 1 year, Contractual maturities, held-to-maturity	192	195
Percentage of weighted average yield, Due within 1 year, held-to-maturity	1.61%	1.72%
Due in 1-5 years, Contractual maturities, held-to-maturity	4,214	4,468
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity	1.72%	1.87%
Due in 5-10 years, Contractual maturities, held-to-maturity	1,349	1,379
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity	1.41%	1.98%
Due in 10 years or more, Contractual maturities, held-to-maturity	0	0
Percentage of weighted average yield, Due after 10 years, held-to-maturity	0.00%	0.00%
Held-to-maturity securities, at fair value:
Held-to-maturity, at fair value	5,790	6,042
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	193	195
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	4,239	4,468
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	1,358	1,379
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	$ 0	$ 0